NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
NATURE AND CONTINUANCE OF OPERATIONS
Cash	$ 1,211,297	$ 9,007,042
Working capital	1,344,054
Accumulated deficit	$ (73,940,600)	$ (70,027,712)